COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS
Schedule of future minimum lease payments under non-cancellable operating leases
2014	$25,763
2015	14,000
2016	791
2017	—
2018 and thereafter	—

Total	$40,554